Document and Entity Information	Jun. 13, 2017
Risk/Return:
Document Type	497
Document Period End Date	Oct. 31, 2016
Registrant Name	EATON VANCE MUTUAL FUNDS TRUST
Central Index Key	0000745463
Amendment Flag	false
Document Creation Date	Jun. 13, 2017
Document Effective Date	Jun. 13, 2017
Prospectus Date	Mar. 01, 2017
Eaton Vance Short Duration Government Income Fund | Class A
Risk/Return:
Trading Symbol	EALDX
Eaton Vance Short Duration Government Income Fund | Class C
Risk/Return:
Trading Symbol	ECLDX
Eaton Vance Short Duration Government Income Fund | Class I
Risk/Return:
Trading Symbol	EILDX